FEDERATED INSTITUTIONAL TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                November 1, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: Federated Institutional Trust (the "Trust")
            Federated Intermediate Government/Corporate Fund
                  Institutional Shares
                  Institutional Service Shares
           1933 Act File No. 33-54445
           1940 Act File No. 811-7193

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectuses and Statement of Additional Information dated October 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 28 on October 27, 2006.

     If you have any questions regarding this certification, please contact me at (412) 288-7262.

                                                 Very truly yours,



                                                 /s/ Travis E. Williams
                                                 Travis E. Williams
                                                 Assistant Secretary










                                      - 1 -